Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2018
Text Block1 [Abstract]
Summary of Property Plant and Equipment

2018						$ million
	Exploration and production
	Exploration and evaluation		Production	Manufacturing, supply and distribution	Other	Total
Cost
At January 1	22,510		292,256	86,948	22,355	424,069
Additions	3,514		12,596	6,438	1,594	24,142
Sales, retirements and other movements	(4,443)		(19,643)	(667)	(814)	(25,567)
Currency translation differences	(400)		(4,828)	(1,484)	(1,095)	(7,807)
At December 31	21,181		280,381	91,235	22,040	414,837
Depreciation, depletion and amortisation, including impairments
At January 1	5,060		137,525	44,483	10,621	197,689
Charge for the year	(979)	[A]	16,551	4,000	1,095	20,667
Sales, retirements and other movements	(608)		(19,631)	(1,353)	(756)	(22,348)
Currency translation differences	(186)		(2,753)	(912)	(495)	(4,346)
At December 31	3,287		131,692	46,218	10,465	191,662
Carrying amount at December 31	17,894		148,689	45,017	11,575	223,175

[A] Includes an impairment reversal for assets in North America.

2017							$ million
	Exploration and production
	Exploration and evaluation		Production		Manufacturing, supply and distribution	Other	Total
Cost
At January 1	25,376		302,532		77,286	20,063	425,257
Additions	2,319		15,347		8,148	1,352	27,166
Sales, retirements and other movements	(5,651)	[A]	(33,133)	[A]	(1,427)	(655)	(40,866)
Currency translation differences	466		7,510		2,941	1,595	12,512
At December 31	22,510		292,256		86,948	22,355	424,069
Depreciation, depletion and amortisation, including impairments
At January 1	6,363		133,600		39,673	9,523	189,159
Charge for the year	778		19,155		3,705	1,016	24,654
Sales, retirements and other movements	(2,300)		(19,615)		(763)	(701)	(23,379)
Currency translation differences	219		4,385		1,868	783	7,255
At December 31	5,060		137,525		44,483	10,621	197,689
Carrying amount at December 31	17,450		154,731		42,465	11,734	226,380

[A] $1,065 million has been reclassified from Exploration and evaluation to Production.

Summary of Carrying Amount of Property, Plant and Equipment Held Under Finance Leases

Carrying amount of property, plant and equipment held under finance leases [A]	$ million
	Dec 31, 2018	Dec 31, 2017
Exploration and production	6,299	8,399
Manufacturing, supply and distribution	3,149	3,151
Other	200	272
Total	9,648	11,822

[A] See Note 14.

Summary of Impairments

Impairments	$ million
	2018	2017	2016
Impairment losses [A]
Exploration and production	1,066	4,187	1,324
Manufacturing, supply and distribution	441	376	567
Other	8	9	40
Total	1,515	4,572	1,931
Impairment reversals [A]
Exploration and production	1,265	615	—
Manufacturing, supply and distribution	—	—	36
Other	—	—	2
Total	1,265	615	38

[A] See Note 4.

Commodity Price Assumptions Applied in Impairment Testing	The near-term commodity price assumptions applied in impairment testing in 2018 were as follows:

Commodity price assumptions [A]
	2019	2020	2021
Brent crude oil ($/b)	65	65	70
Henry Hub natural gas ($/MMBtu)	3.25	3.50	3.50

[A] Money of the day.

Summary of Capitalised Exploration Drilling Costs

Capitalised exploration drilling costs	$ million
	2018	2017		2016
At January 1	6,981	7,910		7,835
Additions pending determination of proved reserves	2,588	1,708		1,762
Amounts charged to expense	(449)	(897)		(834)
Reclassifications to productive wells on determination of proved reserves	(2,461)	(1,894)	[A]	(1,187)
Other movements	(30)	154		334
At December 31	6,629	6,981	[A]	7,910

[A] $912 million of capitalised exploration drilling costs has been reclassified from Exploration and evaluation to Production.

	Projects		Wells
	Number	$ million	Number	$ million
Between 1 and 5 years	44	3,645	180	2,670
Between 6 and 10 years	12	1,059	143	1,766
Between 11 and 15 years	4	238	16	441
Between 16 and 20 years	—	—	3	65
Total	60	4,942	342	4,942

Exploration drilling costs capitalised for periods greater than one year at December 31, 2018, analysed according to the most recent year of activity, are presented in the table above. They comprise $1,342 million relating to 17 projects where drilling activities were under way or firmly planned for the future and $3,600 million relating to 43 projects awaiting development concepts.